LOANS PAYABLE AND NOTES PAYABLE (Details Narrative)	Mar. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long term loan payable								$ 419,229
Nonrelated Party [Member]
Debt Instrument [Line Items]
Long term loan payable	$ 386,042					¥ 2,800,000
Notes payable maturity date	Dec. 09, 2027	Dec. 31, 2029
Long term notes payable				541,730	¥ 3,931,167
Notes and loans payable
Notes payable maturity date		December 31, 2029. In prior periods, these balances are presented as “Loan Payables” consistent with the classification applicable at that time.
MR Barry Wan [Member]
Debt Instrument [Line Items]
Long term loan payable				385,850	2,800,000
Long term notes payable				288,860	2,096,172
Mr Wan [Member]
Debt Instrument [Line Items]
Long term loan payable			$ 393,314	385,850
Notes payable maturity date		Dec. 31, 2029
Long term notes payable		$ 428,790		$ 541,730	¥ 3,931,167
Promissory Note Agreement [Member] | Existing Loan [Member]
Debt Instrument [Line Items]
Long term loan payable		538,568					¥ 3,931,167
Promissory Note Agreement [Member] | Existing Of Maturity Loan [Member]
Debt Instrument [Line Items]
Long term loan payable		$ 287,174					¥ 2,096,172